Concentrations (Details) - item	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Customer | Revenue
Concentrations
Number of customers	4	4
Concentration risk (as a percent)	63.00%	72.00%
Customer | Accounts receivable
Concentrations
Number of customers	2
Concentration risk (as a percent)	46.00%
Supplier | Total purchases
Concentrations
Number of suppliers	6	6
Concentration risk (as a percent)	40.00%	34.00%
Supplier | Accounts payable
Concentrations
Number of suppliers	2
Concentration risk (as a percent)	24.00%